OTHER LONG-TERM DEBT (Schedule of Composition of Operating Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Lessee Disclosure [Abstract]
Right of use - assets under operating leases	$ 14,113	$ 18,990
Current operating lease liabilities	4,512	6,550
Long-term operating lease liabilities	9,601	12,440
Total operating lease liabilities	$ 14,113	$ 18,990
Weighted average remaining lease term (years)	4 years 9 months 18 days	5 years 1 month 6 days
Weighted average discount rate	1.94%	1.94%